AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 87.8%
Affiliated Mutual Funds
AST AB Global Bond Portfolio*	24,695,459	$ 289,924,684
AST AQR Emerging Markets Equity Portfolio*	961,926	10,494,610
AST AQR Large Cap Core Portfolio*	51,096,931	970,330,719
AST BlackRock/Loomis Sayles Bond Portfolio*	17,551,540	258,885,216
AST ClearBridge Dividend Growth Portfolio*	50,061,153	1,036,265,857
AST Goldman Sachs Global Income Portfolio*	12,372,020	144,876,349
AST Goldman Sachs Small-Cap Value Portfolio*	6,085,808	142,286,196
AST High Yield Portfolio*	860,521	9,543,183
AST Hotchkis & Wiley Large-Cap Value Portfolio*	10,414,046	316,691,140
AST International Growth Portfolio*	34,023,067	629,426,738
AST International Value Portfolio*	32,141,716	634,798,896
AST Jennison Large-Cap Growth Portfolio*	10,795,727	389,401,889
AST Loomis Sayles Large-Cap Growth Portfolio*	11,678,911	679,479,030
AST MFS Growth Portfolio*	12,803,521	393,708,271
AST MFS Large-Cap Value Portfolio*	35,075,549	766,049,993
AST Mid-Cap Growth Portfolio*	5,096,446	56,621,514
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	903,987	29,967,176
AST Parametric Emerging Markets Equity Portfolio*	527,885	4,803,755
AST PIMCO Dynamic Bond Portfolio*	5,685,230	56,454,336
AST Prudential Core Bond Portfolio*	75,149,440	1,003,245,027
AST QMA International Core Equity Portfolio*	46,404,160	543,856,756
AST QMA Large-Cap Portfolio*	49,104,781	974,238,859
AST Small-Cap Growth Opportunities Portfolio*	5,312,813	113,216,048
AST Small-Cap Growth Portfolio*	2,493,341	120,203,993
AST Small-Cap Value Portfolio*	3,521,870	94,104,375
AST T. Rowe Price Large-Cap Growth Portfolio*	11,583,127	485,680,533
AST T. Rowe Price Large-Cap Value Portfolio*	44,389,449	716,001,816
AST Templeton Global Bond Portfolio*	79,450	896,191
AST WEDGE Capital Mid-Cap Value Portfolio*	1,190,480	29,511,992
AST Wellington Management Global Bond Portfolio*	59,879,103	716,154,073
AST Western Asset Core Plus Bond Portfolio*	29,473,815	408,507,083
	Shares	Value
Affiliated Mutual Funds (continued)
AST Western Asset Emerging Markets Debt Portfolio*	963,020	$ 11,469,567

Total Long-Term Investments (cost $9,796,111,671)(w)		12,037,095,865

Short-Term Investments — 12.3%
Affiliated Mutual Fund — 11.9%
PGIM Core Ultra Short Bond Fund (cost $1,626,520,059)(w)	1,626,520,059	1,626,520,059

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.4%
U.S. Treasury Bills
1.913%	12/19/19	58,300	58,079,278
(cost $58,056,435)

Total Short-Term Investments (cost $1,684,576,494)			1,684,599,337

TOTAL INVESTMENTS—100.1% (cost $11,480,688,165)			13,721,695,202

Liabilities in excess of other assets(z) — (0.1)%			(9,885,101)

Net Assets — 100.0%			$ 13,711,810,101

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,933	10 Year U.S. Treasury Notes	Dec. 2019	$251,894,063	$ (2,560,716)
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AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
636	2 Year U.S. Treasury Notes	Dec. 2019	$137,058,000	$ (408,582)
2,602	Mini MSCI EAFE Index	Dec. 2019	246,981,840	(1,276,085)
699	Russell 2000 E-Mini Index	Dec. 2019	53,298,750	(2,033,363)
3,221	S&P 500 E-Mini Index	Dec. 2019	479,687,425	(4,884,518)
627	S&P 500 Stock Index	Dec. 2019	466,879,875	(4,745,369)
				$(15,908,632)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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